Liquidity, Going Concern and Management Plans (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents		$ 38,864						$ 38,864		$ 7,624
Working capital deficit		(189,100)						(189,100)
Accumulated deficit		(458,632)						(458,632)		(56,123)
Net loss		$ (274,117)	$ (73,604)	$ (56,343)	$ (6,909)	$ (3,365)	$ (2,867)	$ (404,064)	$ (13,141)	$ (38,127)	$ (129,312)
Subsequent Event [Member]
Proceeds from issuance of common stock, net of offering expenses	$ 183